EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Contributions to defined benefit plans	$ 0.8	$ 2.5
Benefit payments	4.4	13.2
Expected contributions to defined benefit plans during remainder of year	1.1	1.1
Expected benefit payments during remainder of year	$ 4.4	4.4
International Pension Plans | Pension Plan, Netherlands
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Noncash curtailment gain		$ 1.3